Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

Note 4 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	June 30, 2019	December 31, 2018
Accrued payroll and other accrued expenses	$61,884	$91,560
Accrued research and development expenses	696,175	646,175
Accrued general and administrative expenses	1,360,545	1,084,831
Accrued director compensation	532,500	482,500
Deferred rent	14,573	33,610
Total accrued expenses	2,665,677	2,338,676
Less: accrued expenses, current portion	2,665,677	2,302,176
Accrued expenses, non-current portion	$-	$36,500

During the six months ended June 30, 2019, the Company entered into a settlement agreement with a certain consultant, pursuant to which $46,500 of previously accrued consulting fees were exchanged for 10,000 shares of the Company’s common stock and a $10,000 cash payment. The value of the shares was $7,200, and accordingly the Company recorded a gain on settlement of payables of $29,300 which is reflected within general and administrative expenses in the unaudited condensed consolidated statements of operations.

Note 6 – Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of the following:

	December 31,
	2018	2017
Accrued payroll	$91,560	$349,163
Accrued research and development expenses	646,175	636,175
Accrued general and administrative expenses	1,084,831	605,318
Accrued director compensation	482,500	282,500
Deferred rent	33,610	50,395
Total accrued expenses	2,338,676	1,923,551
Less: accrued expenses, current portion	2,302,176	1,885,551
Accrued expenses, non-current portion	$36,500	$38,000

During the year ended December 31, 2018, the Company received non-interest bearing advances in the aggregate amount of $38,500 from officers and a family member of an officer of the Company and repaid an aggregate of $38,500 of non-interest bearing advances from officers and a family member of an officer of the Company. During the year ended December 31, 2017, the Company received non-interest bearing advances in the amount of $43,515 from an officer and a family member of an officer of the Company and repaid an aggregate of $58,515, of which $15,000 was in accounts payable at December 31, 2016, of non-interest bearing advances from a director, an officer and a family member of an officer of the Company.

Effective March 1, 2017, the Company entered into an exchange agreement with the Chairman of the Company’s Scientific Advisory Board, pursuant to which an aggregate of $175,000 of accrued consulting fees were exchanged for 58,334 shares of common stock of the Company and, in consideration thereof, the Company issued to such person an immediately vested five-year warrant for the purchase of 58,334 shares of common stock of the Company at an exercise price of $4.00 per share. The common stock and warrants had an aggregate grant date value of $211,752 and, as a result, the Company recorded a loss on settlement of payables of $36,752 which is reflected within general and administrative expenses in the consolidated statements of operations.

Effective March 1, 2017, the Company entered into exchange agreements with four non-employee directors of the Company, pursuant to which an aggregate of $265,000 of accrued director fees were exchanged for an aggregate of 88,334 shares of common stock of the Company and, in consideration thereof, the Company issued to the directors immediately vested five-year warrants for the purchase of an aggregate of 88,334 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate value of the shares and warrants was $320,652, and accordingly the Company recorded a loss on settlement of payables of $55,652 which is reflected within general and administrative expenses in the consolidated statements of operations.

Effective July 18, 2017, the Company entered into an exchange agreement with a certain vendor of the Company, pursuant to which $17,697 of accounts payable were exchanged for 8,334 shares of common stock of the Company. In consideration thereof, the Company issued to the vendor immediately vested five-year warrants for the purchase of 2,000 shares of common stock of the Company at an exercise price of $4.00 per share. The aggregate value of the shares and warrants was $19,888, and accordingly the Company recorded a loss on settlement of payables of $2,191 which is reflected within general and administrative expenses in the consolidated statements of operations.

Effective December 12, 2018, the Company entered into an exchange agreement with a certain consultant of the Company, pursuant to which $45,000 of accounts payable were exchanged for 56,250 shares of common stock of the Company. The value of the shares was $42,188, and accordingly the Company recorded a gain on settlement of payables of $2,812 which is reflected within general and administrative expenses in the consolidated statements of operations.

See Note 9 – Commitments and Contingencies – Consulting Agreements and Note 12 – Subsequent Events for details regarding additional exchanges of accrued consulting fees for shares of common stock and warrants.